EQUITY COMPENSATION PLANS	12 Months Ended
Dec. 31, 2014
EQUITY COMPENSATION PLANS
EQUITY COMPENSATION PLANS

11. EQUITY COMPENSATION PLANS

The company measures compensation expense for share-based awards at fair value at the date of grant and recognizes compensation expense over the service period for awards expected to vest. The majority of grants to retirement eligible recipients (age 55 with required years of service) are attributed to expense using the non-substantive vesting method and are fully expensed over a six month period following the date of grant. In addition, the company includes a forfeiture estimate in the amount of compensation expense being recognized based on an estimate of the number of outstanding awards expected to vest.

The company’s equity compensation plans provide for grants of stock options, restricted stock awards and restricted stock unit awards. Common shares available for grant as of December 31, 2014, 2013 and 2012 were 17,999,689, 20,269,664 and 5,316,532, respectively. Common shares available for grant reflect 17 million shares approved by shareholders in May 2013 for issuance under the plans. The company generally issues authorized but previously unissued shares to satisfy stock option exercises. The company has a share repurchase program and generally repurchases shares on the open market to help offset the dilutive effect of share-based compensation.

The company’s annual long-term incentive share-based compensation program is made up of 50% stock options and 50% performance-based restricted stock units (“PBRSU”). The company also grants non-performance based restricted stock units (“RSU”), and has a limited number of non-performance based restricted stock awards (“RSA”) outstanding.

Total compensation expense related to all share-based compensation plans was $71 million ($49 million net of tax benefit), $70 million ($48 million net of tax benefit) and $66 million ($45 million net of tax benefit) for 2014, 2013 and 2012, respectively.

As of December 31, 2014, there was $128 million of total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company’s plans. That cost is expected to be recognized over a weighted-average period of 2.1 years.

Stock Options

Options are granted to purchase shares of the company’s stock at the average daily share price on the date of grant. These options generally expire within ten years from the grant date. The company generally recognizes compensation expense for these awards on a straight-line basis over the three year vesting period. As previously noted, stock option grants to retirement eligible recipients are attributed to expense using the non-substantive vesting method.

A summary of stock option activity and average exercise prices is as follows:

	2014		2013		2012
	NUMBER OF	EXERCISE	NUMBER OF	EXERCISE	NUMBER OF	EXERCISE
	OPTIONS	PRICE(a)	OPTIONS	PRICE(a)	OPTIONS	PRICE(a)

Outstanding, beginning of year	13,926,256	$55.66	15,125,156	$48.29	20,126,579	$41.45
Granted	1,645,937	107.63	1,640,210	101.22	2,238,267	71.17
Exercised	(2,316,918)	44.79	(2,583,026)	40.68	(6,774,032)	35.16
Canceled	(85,499)	83.81	(256,084)	63.00	(465,658)	53.61
Outstanding, end of year	13,169,776	$63.88	13,926,256	$55.66	15,125,156	$48.29
Exercisable, end of year	9,820,826	$52.21	10,233,265	$46.33	11,036,700	$42.77
Vested and expected to vest, end of year	12,944,608	$63.35

(a)	Represents weighted average price.

The total aggregate intrinsic value of options (the amount by which the stock price exceeded the exercise price of the option on the date of exercise) that were exercised during 2014, 2013 and 2012 was $150 million, $123 million and $211 million, respectively.

The total aggregate intrinsic value of options outstanding as of December 31, 2014 was $548 million, with a corresponding weighted-average remaining contractual life of 6.3 years. The total aggregate intrinsic value of options exercisable as of December 31, 2014 was $520 million, with a corresponding weighted-average remaining contractual life of 5.3 years. The total aggregate intrinsic value of options vested and expected to vest as of December 31, 2014 was $545 million, with a corresponding weighted-average remaining contractual life of 6.2 years.

The lattice (binomial) option-pricing model is used to estimate the fair value of options at grant date. The company’s primary employee option grant occurs during the fourth quarter. The weighted-average grant-date fair value of options granted and the significant assumptions used in determining the underlying fair value of each option grant, on the date of grant were as follows:

	2014	2013	2012

Weighted-average grant-date fair value of options granted at market prices	$23.18	$22.53	$13.77
Assumptions
Risk-free rate of return	1.8%	1.8%	0.9%
Expected life	6 years	6 years	6 years
Expected volatility	22.9%	23.0%	22.8%
Expected dividend yield	1.2%	1.1%	1.3%

The risk-free rate of return is determined based on a yield curve of U.S. treasury rates from one month to ten years and a period commensurate with the expected life of the options granted. Expected volatility is established based on historical volatility of the company’s stock price. The expected dividend yield is determined based on the company’s annual dividend amount as a percentage of the average stock price at the time of the grant.

Restricted Stock Units and Awards

The expense associated with PBRSUs is based on the average of the high and low share price of the company’s common stock on the date of grant, adjusted for the absence of future dividends. The awards vest based on the company achieving a defined performance target and with continued service for a three year period. Upon vesting, the company issues shares of its common stock such that one award unit equals one share of common stock. The company assesses the probability of achieving the performance target and recognizes expense over the three year vesting period when it is probable the performance target will be met. PBRSU awards granted to retirement eligible recipients are attributed to expense using the non-substantive vesting method. The awards are generally subject to forfeiture in the event of termination of employment.

The expense associated with shares of non-performance based RSUs and RSAs is based on the average of the high and low share price of the company’s common stock on the date of grant, adjusted for the absence of future dividends and is amortized on a straight-line basis over the periods during which the restrictions lapse. The company currently has RSUs and RSAs that vest over periods between 12 and 84 months. The awards are generally subject to forfeiture in the event of termination of employment.

A summary of non-vested PBRSUs and restricted stock activity is as follows:

		GRANT		GRANT
	PBRSU	DATE FAIR	RSAs AND	DATE FAIR
	AWARDS	VALUE(a)	RSUs	VALUE(a)
December 31, 2011	2,140,665	$50.68	1,016,660	$53.67
Granted	454,620	68.63	230,193	64.10
Vested / Earned	(285,249)	55.62	(362,926)	53.80
Canceled	(218,764)	53.14	(86,714)	52.03
December 31, 2012	2,091,272	$53.65	797,213	$56.79
Granted	342,207	99.63	109,212	90.56
Vested / Earned	(594,366)	47.60	(249,093)	53.59
Canceled	(88,844)	57.71	(35,311)	56.20
December 31, 2013	1,750,269	$64.49	622,021	$64.04
Granted	373,337	103.10	109,665	102.62
Vested / Earned	(503,324)	47.98	(306,830)	55.83
Canceled	(27,048)	74.09	(23,785)	73.01
December 31, 2014	1,593,234	$78.59	401,071	$80.33

(a)	Represents weighted average price.